EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2019
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFITS [Text Block]

16. EMPLOYEE BENEFITS

Total employee benefit expenses, including salary and wages, management compensation, share-based expense and benefits for the year ended December 31, 2019 amounted to $4,451,529 (2018 - $3,275,011; 2017 - $3,448,877).